Consolidated statements of comprehensive income - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Total revenues	$ 161,004,306	$ 147,479,980	$ 183,725,820
Expenses / (income)
Voyage expenses	47,426,686	50,168,529	60,276,962
Voyage expenses – related party	1,973,331	1,856,361	2,253,979
Vessels' operating expenses	37,198,535	26,044,734	25,295,851
Vessels' operating expenses – related party	523,000	328,000	346,583
Dry-docking costs	1,744,525	1,691,361	6,551,534
Management fees – related party	2,574,440	1,672,440	1,606,440
General and administrative expenses (including $465,176, $490,054 and $490,782 to related party)	4,615,373	4,894,070	4,934,468
Depreciation	25,930,557	16,991,900	15,629,116
Other operating income	(885,443)	(1,900,000)	0
Impairment loss	0	0	8,996,023
Net gain on sale of vessel – related party	0	0	(8,182,777)
Net loss on sale of vessel	0	1,589,702	0
Total expenses, net	121,101,004	103,337,097	117,708,179
Income from operations	39,903,302	44,142,883	66,017,641
Other (expenses) / income
Interest and finance costs	(12,906)	(16,269)	(1,821,908)
Interest expense – related party	(2,311,041)	(382,051)	0
Interest income	7,258,348	6,668,877	4,470,396
Interest income – related party	0	1,636,640	1,363,360
Dividend income from related party	760,417	762,500	404,167
Foreign exchange gain / (loss)	4,380,127	(2,654,808)	700,346
Other income, net	10,074,945	6,014,889	5,116,361
Net income	$ 49,978,247	$ 50,157,772	$ 71,134,002	[1]
Earnings per share attributable to common shareholders — basic	$ 1.35	$ 1.54	$ 3.22
Earnings per share attributable to common shareholders — diluted	$ 1.29	$ 1.4	$ 2.93
Weighted average number of shares, basic	34,499,909	29,933,920	18,601,539
Weighted average number of shares, diluted	36,230,221	33,010,419	22,933,671

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)